Investment Properties (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Investment Properties [Line Items]
Closing exchange rate	5.58
Bahia [Member]
Investment Properties [Line Items]
Price of soybeans	105.11	108.29
Maranhão [Member]
Investment Properties [Line Items]
Price of soybeans	106.19	109.38
Mato Grosso [Member]
Investment Properties [Line Items]
Price of soybeans	106.52	109.71
Piaui [Member]
Investment Properties [Line Items]
Price of soybeans	107.22	110.42
Minas Gerais [Member]
Investment Properties [Line Items]
Price of soybeans	106.52	109.71